Contract Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Contract Assets and Liabilities [Abstract]
Schedule of Contract Assets and Contract Liabilities

Contract assets consisted of the following as of March 31:

	2024	2025	2025
	HK$	HK$	US$
Contract assets	—	—	—

Contract liabilities consisted of the following as of March 31:

	2024	2025	2025
	HK$	HK$	US$
Balance as of April 1, 2023 and 2024	26,995	—	—
Additions	—	—	—
Revenue recognized	(26,995)	—	—
Balance as of March 31, 2024 and 2025	—	—	—